Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total		Contributed Surplus [member]	Retained Earnings [member]	Accumulated Other Comprehensive (Loss) on Fair Value through OCI Securities, net of taxes [member]	Accumulated Other Comprehensive (Loss) on Cash Flow Hedges, net of taxes [member]	Accumulated Other Comprehensive Income on Translation of Net Foreign Operations, net of taxes [member]	Accumulated Other Comprehensive Income on Pension and Other Employee Future Benefit Plans, net of taxes [Member]	Accumulated Other Comprehensive Income (Loss) on Own Credit Risk on Financial Liabilities Designated at Fair Value, net of taxes [member]	Total Accumulated Other Comprehensive Income [member]	Total Shareholders' Equity [member]	Non-controlling interest in subsidiaries [member]	Preferred Shares and Other Equity Instruments [member]	Common shares [member]
Balance at beginning of period at Oct. 31, 2023			$ 328	$ 44,006	$ (464)	$ (5,448)	$ 6,194	$ 943	$ 637			$ 28	$ 6,958	$ 22,941
Statement [Line Items]
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan														439
Issued under the Stock Option Plan														33
Treasury shares purchased														(1)
Net income attributable to bank shareholders	$ 1,292			1,290
Dividends on preferred shares and distributions payable on other equity instruments				(40)
Dividends on common shares				(1,095)
Stock option expense, net of options exercised			12
Net premium on sale of treasury shares			11
Gains on derivatives designated as cash flow hedges arising during the period	1,914	[1]				1,914
Gains (losses) on remeasurement of pension and other employee future benefit plans	(91)	[2]						(91)
(Losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(427)	[3]							(427)
Unrealized gains on fair value through OCI debt securities arising during the period					271
Unrealized gains (losses) on fair value through OCI equity securities arising during the period					8
Reclassification to earnings of losses on derivatives designated as cash flow hedges during the period	389	[4]				389
Unrealized gains (losses) on translation of net foreign operations	(1,880)						(1,880)
Unrealized gains (losses) on hedges of net foreign operations	327	[5]					327
Net income attributable to non-controlling interest in subsidiaries	2											2
Reclassification to earnings of (gains) during the period	(5)	[6]			(5)
Other												(1)
Balance at End of Period at Jan. 31, 2024	77,279		351	44,161	(190)	(3,145)	4,641	852	210	$ 2,368	$ 77,250	29	6,958	23,412
Balance at beginning of period at Oct. 31, 2024	84,286		354	46,469	(321)	(1,519)	6,381	874	4			36	8,087	23,921
Statement [Line Items]
Issued under the Stock Option Plan														49
Treasury shares purchased														(7)
Repurchased for cancellation														(40)
Net income attributable to bank shareholders	2,138			2,134
Dividends on preferred shares and distributions payable on other equity instruments				(65)
Dividends on common shares				(1,159)
Stock option expense, net of options exercised			8
Net premium on sale of treasury shares			1
Gains on derivatives designated as cash flow hedges arising during the period	375	[1]				375
Gains (losses) on remeasurement of pension and other employee future benefit plans	22	[2]						22
(Losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(88)	[3]							(88)
Unrealized gains on fair value through OCI debt securities arising during the period					120
Unrealized gains (losses) on fair value through OCI equity securities arising during the period					(11)
Redeemed during the period													(300)
Reclassification to earnings of losses on derivatives designated as cash flow hedges during the period	341	[4]				341
Unrealized gains (losses) on translation of net foreign operations	2,612						2,612
Unrealized gains (losses) on hedges of net foreign operations	(541)	[5]					(541)
Common shares repurchased for cancellation (Note 6)				(136)
Net income attributable to non-controlling interest in subsidiaries	4											4
Reclassification to earnings of (gains) during the period	(6)	[6]			(6)
Other												1
Balance at End of Period at Jan. 31, 2025	$ 87,600		$ 363	$ 47,243	$ (218)	$ (803)	$ 8,452	$ 896	$ (84)	$ 8,243	$ 87,559	$ 41	$ 7,787	$ 23,923

[1]	Net of income tax (provision) of $(148) million, $(82) million, $(729) million for the three months ended.
[2]	Net of income tax (provision) recovery of $(8) million, $21 million, $35 million for the three months ended.
[3]	Net of income tax (provision) recovery of $34 million, $(16) million, $163 million for the three months ended.
[4]	Net of income tax (recovery) of $(129) million, $(118) million, $(147) million for the three months ended.
[5]	Net of income tax (provision) recovery of $208 million, $47 million, $(126) million for the three months ended.
[6]	Net of income tax provision of $2 million, $7 million, $2 million for the three months ended.